AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.2%
Information Technology – 17.3%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$661,788

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	20,234	4,524,727

Semiconductors & Semiconductor Equipment – 6.2%
Advanced Micro Devices, Inc.(a)	4,089	682,454
Broadcom, Inc.	4,469	5,937,290
KLA Corp.	2,785	2,115,291
NVIDIA Corp.	28,656	31,416,432
NXP Semiconductors NV	18,298	4,978,886
QUALCOMM, Inc.	21,896	4,467,879
Texas Instruments, Inc.	8,454	1,648,615

		51,246,847

Software – 7.4%
Adobe, Inc.(a)	10,702	4,759,821
Gen Digital, Inc.	71,401	1,772,887
Microsoft Corp.	105,391	43,750,966
Oracle Corp.	68,606	8,039,937
ServiceNow, Inc.(a)	2,375	1,560,209
Workday, Inc. - Class A(a)	4,931	1,042,660

		60,926,480

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	114,872	22,084,142
Western Digital Corp.(a)	47,674	3,589,375

		25,673,517

		143,033,359

Health Care – 8.3%
Biotechnology – 1.5%
Gilead Sciences, Inc.	412	26,479
Regeneron Pharmaceuticals, Inc.(a)	4,918	4,820,427
Vertex Pharmaceuticals, Inc.(a)	16,331	7,436,158

		12,283,064

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	5,413	553,155
Edwards Lifesciences Corp.(a)	45,546	3,957,492
Intuitive Surgical, Inc.(a)	2,352	945,786
Medtronic PLC	62,349	5,073,338

		10,529,771

Health Care Providers & Services – 2.9%
Elevance Health, Inc.	12,386	6,669,613
HCA Healthcare, Inc.	9,916	3,368,961
UnitedHealth Group, Inc.	28,653	14,193,837

		24,232,411

Life Sciences Tools & Services – 1.5%
Danaher Corp.	2,462	632,241

Company	Shares	U.S. $ Value

Illumina, Inc.(a)	4,938	$514,935
IQVIA Holdings, Inc.(a)	25,329	5,549,330
Thermo Fisher Scientific, Inc.	5,605	3,183,528
Waters Corp.(a)	8,361	2,582,713

		12,462,747

Pharmaceuticals – 1.1%
Johnson & Johnson	9,589	1,406,419
Merck & Co., Inc.	10,156	1,274,984
Pfizer, Inc.	8,730	250,202
Roche Holding AG (Sponsored ADR)	84,899	2,717,617
Zoetis, Inc.	22,108	3,748,632

		9,397,854

		68,905,847

Financials – 7.6%
Banks – 2.3%
Bank of America Corp.	220,137	8,803,278
JPMorgan Chase & Co.	7,890	1,598,751
PNC Financial Services Group, Inc. (The)	3,743	589,111
Wells Fargo & Co.	139,617	8,365,851

		19,356,991

Capital Markets – 2.0%
Charles Schwab Corp. (The)	67,298	4,931,597
Goldman Sachs Group, Inc. (The)	16,342	7,460,450
LPL Financial Holdings, Inc.	11,718	3,353,809
S&P Global, Inc.	957	409,127

		16,154,983

Financial Services – 1.9%
PayPal Holdings, Inc.(a)	14,364	904,788
Visa, Inc. - Class A	54,512	14,852,340

		15,757,128

Insurance – 1.4%
Progressive Corp. (The)	45,687	9,648,181
Willis Towers Watson PLC	8,660	2,210,811

		11,858,992

		63,128,094

Communication Services – 6.6%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	120,151	4,809,644

Entertainment – 0.4%
Walt Disney Co. (The)	33,048	3,434,018

Interactive Media & Services – 5.0%
Alphabet, Inc. - Class A(a)	12,280	2,118,300
Alphabet, Inc. - Class C(a)	132,568	23,061,529
Meta Platforms, Inc. - Class A	33,725	15,743,842

		40,923,671

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	29,971	$5,243,726

		54,411,059

Consumer Discretionary – 5.1%
Automobile Components – 0.0%
Magna International, Inc.	4,191	189,475

Automobiles – 0.2%
Stellantis NV	62,538	1,392,721

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	89,436	15,780,088

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.	236	891,219
Hyatt Hotels Corp. - Class A	14,469	2,133,743
Restaurant Brands International, Inc.	46,390	3,181,426
Starbucks Corp.	8,298	665,666

		6,872,054

Specialty Retail – 1.6%
AutoZone, Inc.(a)	1,837	5,088,380
Home Depot, Inc. (The)	24,189	8,100,170

		13,188,550

Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. - Class B	45,064	4,283,333

		41,706,221

Industrials – 3.9%
Building Products – 0.2%
Otis Worldwide Corp.	17,442	1,730,246

Construction & Engineering – 0.5%
AECOM	23,139	2,020,961
MasTec, Inc.(a)	19,397	2,177,313

		4,198,274

Electrical Equipment – 1.5%
Eaton Corp. PLC	31,158	10,370,940
Regal Rexnord Corp.	6,110	913,689
Sensata Technologies Holding PLC	24,158	998,209

		12,282,838

Ground Transportation – 0.6%
CSX Corp.	131,818	4,448,857
Norfolk Southern Corp.	3,002	674,850

		5,123,707

Machinery – 0.9%
Ingersoll Rand, Inc.	10,221	951,064
PACCAR, Inc.	54,361	5,843,808

		6,794,872

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	1,801,101

		31,931,038

Company	Shares	U.S. $ Value

Consumer Staples – 3.3%
Beverages – 0.7%
Coca-Cola Co. (The)	50,566	$3,182,118
Constellation Brands, Inc. - Class A	11,161	2,792,817

		5,974,935

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	7,999	6,478,310
Walmart, Inc.	138,819	9,128,738

		15,607,048

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	5,613,940

		27,195,923

Energy – 1.7%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	138,768	4,645,953

Oil, Gas & Consumable Fuels – 1.2%
Chevron Corp.	26,222	4,255,831
EOG Resources, Inc.	43,115	5,369,973

		9,625,804

		14,271,757

Materials – 1.7%
Chemicals – 1.5%
Corteva, Inc.	51,940	2,905,523
Linde PLC	10,590	4,612,157
LyondellBasell Industries NV - Class A	41,083	4,084,472
Westlake Corp.	1,866	299,605

		11,901,757

Metals & Mining – 0.2%
ATI, Inc.(a)	31,907	1,957,176

		13,858,933

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	40,805	3,682,651
NextEra Energy, Inc.	53,332	4,267,627

		7,950,278

Real Estate – 0.7%
Industrial REITs – 0.4%
Prologis, Inc.	28,624	3,162,666

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	39,631

Specialized REITs – 0.3%
American Tower Corp.	12,574	2,461,235

		5,663,532

Total Common Stocks (cost $186,216,422)		472,056,041

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 42.3%
Funds and Investment Trusts – 42.3%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,603,547	$19,338,771
AB Trust – AB Discovery Value Fund - Class Z	1,187,343	26,370,885
Bernstein Fund, Inc. – International Small Cap Portfolio - Class Z	3,842,168	46,029,168
Bernstein Fund, Inc. – International Strategic Equities Portfolio - Class Z	16,615,843	219,661,446
Bernstein Fund, Inc. – Small Cap Core Portfolio - Class Z	1,322,923	17,158,311
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	760,189	20,737,952

Total Investment Companies (cost $321,193,616)		349,296,533

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(b) (c) (d) (cost $3,146,118)	3,146,118	3,146,118

Total Investments – 99.9% (cost $510,556,156)(e)		824,498,692
Other assets less liabilities – 0.1%		753,017

Net Assets – 100.0%		$825,251,709

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $316,277,565 and gross unrealized depreciation of investments was $(2,335,029), resulting in net unrealized appreciation of $313,942,536.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$472,056,041	$—	$—	$472,056,041
Investment Companies	349,296,533	—	—	349,296,533
Short-Term Investments	3,146,118	—	—	3,146,118

Total Investments in Securities	824,498,692	—	—	824,498,692
Other Financial Instruments(b)	—	—	—	—

Total	$824,498,692	$—	$—	$824,498,692

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2024 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$17,900	$0	$693	$(217)	$2,349	$19,339	$0	$0
AB Trust - AB Discovery Value Fund	25,046	1,640	1,779	(359)	1,823	26,371	1,640	0
Bernstein Fund, Inc. - International Small Cap Portfolio	38,559	8,779	4,797	(611)	4,099	46,029	1,150	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	200,868	6,326	21,829	(729)	35,025	219,661	6,327	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	16,928	1,373	1,544	(167)	568	17,158	1,373	0
Government Money Market Portfolio	2,677	61,730	61,261	0	0	3,146	144	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	17,966	865	0	0	1,907	20,738	347	0
Total	$319,944	$80,713	$91,903	$(2,083)	$45,771	$352,442	$10,981	$0